Related Party Transactions - Significant Related Party Transactions (Detail) - Ping An Group [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Significant related party transactions, interest income		¥ 3,564	$ 513	¥ 0	¥ 0
Sales of New Vehicles [Member]
Related Party Transaction [Line Items]
Significant related party transactions, sales		21,938	3,160	0	0
Services [Member]
Related Party Transaction [Line Items]
Significant related party transactions, service provided	[1]	¥ 21,594	$ 3,110	¥ 0	¥ 0

[1]	The amount represents rental and property management services and other miscellaneous services provided by Ping An Group.